Certain Balance Sheet Items (Tables)	12 Months Ended
Dec. 31, 2016
Balance Sheet Related Disclosures [Abstract]
Property, Plant and Equipment [Table Text Block]
The following table summarizes property and equipment (in thousands):

	December 31,
	2016	2015
Building	$1,646	$1,667
Computer equipment	1,864	1,636
Machinery and equipment	1,062	1,116
Leasehold improvements	1,100	1,126
Furniture and fixtures	83	89
	5,755	5,634
Accumulated depreciation and amortization	(2,697)	(1,662)
	$3,058	$3,972

Schedule of Inventory, Current [Table Text Block]	The following table summarizes inventories (in thousands):

	December 31,
	2016	2015
Raw materials	$1,697	$1,734
Work in process	2,673	2,483
Finished goods	5,632	7,109
	$10,002	$11,326